Accounts Payable and Accrued Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 1,178	$ 1,121
Accrued liabilities	1,954	1,712
Dividend payable (note 20)	126	126
Stock-based compensation	19	32
Derivatives due within one year	21	39
Other	167	129
Accounts payable and accrued liabilities	$ 3,465	$ 3,159